Expense Example	Mar. 31, 2026 USD ($)
Cambria Global Shareholder Yield ETF | Cambria Global Shareholder Yield ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Cambria Tax Aware ETF | Cambria Tax Aware ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Cambria Endowment Style ETF | Cambria Endowment Style ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
Cambria Global EW ETF | Cambria Global EW ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381